Discontinued UK and Europe operations held for distribution (Tables)	6 Months Ended
Jun. 30, 2019
Discontinued UK and Europe operations held for distribution
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Half year 2019 £m
			UK and
	Asia	US	Europe	Total
	note C4.2	note C4.3	note D2.2
At 1 January 2019	82,763	185,600	164,889	433,252
Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes £39 million classified as unallocated to a segment)note (a)	72,107	185,600	151,555	409,262
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	—	13,334	15,845
- Group's share of policyholder liabilities of joint ventures and associatenote(b)	8,145	—	—	8,145

Reclassification of UK and Europe liabilities as held for distribution	—	—	(164,889)	(164,889)
Net flows:
Premiums	7,574	7,060	—	14,634
Surrenders	(1,531)	(6,398)	—	(7,929)
Maturities/deaths	(989)	(1,348)	—	(2,337)
Net flows	5,054	(686)	—	4,368
Shareholders' transfers post tax	(38)	—	—	(38)
Investment-related items and other movements	6,142	16,838	—	22,980
Foreign exchange translation differences	676	400	—	1,076
At 30 June 2019	94,597	202,152	—	296,749
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	82,969	202,152	—	285,121
(excludes £47 million classified as unallocated to a segment)note (a)
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944	—	—	2,944
- Group's share of policyholder liabilities of joint ventures and associatenote (b)	8,684	—	—	8,684

	Half year 2018 £m
			UK and
	Asia	US	Europe	Total
	note C4.2	note C4.3	note D2.2
At 1 January 2018	73,839	180,724	181,066	435,629
Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes £32 million classified as unallocated to a segment)	62,898	180,724	167,589	411,211
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	—	13,477	16,951
- Group's share of policyholder liabilities of joint ventures and associatenote (b)	7,467	—	—	7,467

Reclassification of reinsured UK annuity contracts as held for sale	—	—	(12,002)	(12,002)
Net flows:
Premiums	6,247	7,111	6,964	20,322
Surrenders	(1,547)	(5,953)	(3,446)	(10,946)
Maturities/deaths	(838)	(1,076)	(3,499)	(5,413)
Net flows	3,862	82	19	3,963
Shareholders' transfers post tax	(27)	—	(127)	(154)
Investment-related items and other movements	(1,349)	(103)	(801)	(2,253)
Foreign exchange translation differences	690	4,447	17	5,154
At 30 June 2018	77,015	185,150	168,172	430,337
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	65,640	185,150	154,655	405,445
(excludes £37 million classified as unallocated to a segment)note (a)
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,766	—	13,517	17,283
- Group's share of policyholder liabilities of joint ventures and associatenote (b)	7,609	—	—	7,609
Average policyholder liability balancesnote (c)
Half year 2019	85,953	193,876	—	279,829
Half year 2018	71,807	182,937	161,122	415,866

Notes

(a)

The policyholder liabilities of the Asia insurance operations at 30 June 2019 of £82,969 million (30 June 2018: £65,640 million) are after deducting the intra-group reinsurance liabilities ceded by the UK and Europe insurance operations of £1,108 million (30 June 2018: £1,181 million) to the Hong Kong with-profits business. Including this amount, total Asia policyholder liabilities are £84,077 million (30 June 2018: £66,821 million).

(b)

The Group’s investment in joint ventures and associate are accounted for on an equity method basis in the Group’s statement of financial position. The Group’s share of the policyholder liabilities as shown above relates to life businesses in China, India and of the Takaful business in Malaysia.

(c)	Averages have been based on opening and closing balances, adjusted for acquisitions, disposals and corporate transactions arising in the period, and exclude unallocated surplus of with-profits funds.

At fair value
Discontinued UK and Europe operations held for distribution
Schedule of fair value of assets and liabilities

	30 Jun 2019 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
Analysis of financial investments, net of derivative liabilities	in active	observable	unobservable
by business type from continuing operations	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	—	—
Equity securities and portfolio holdings in unit trusts	19,318	1,906	153	21,377
Debt securities	28,964	3,093	6	32,063
Other investments (including derivative assets)	107	81	—	188
Derivative liabilities	(34)	(11)	—	(45)
Total financial investments, net of derivative liabilities	48,355	5,069	159	53,583
Percentage of total (%)	90%	10%	0%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	159,462	230	—	159,692
Debt securities	2,840	763	—	3,603
Other investments (including derivative assets)	—	—	—	—
Derivative liabilities	(11)	(6)	—	(17)
Total financial investments, net of derivative liabilities	162,291	987	—	163,278
Percentage of total (%)	99%	1%	0%	100%
Non-linked shareholder-backed
Loans	—	—	2,799	2,799
Equity securities and portfolio holdings in unit trusts	2,580	4	17	2,601
Debt securities	16,726	47,283	—	64,009
Other investments (including derivative assets)	42	988	962	1,992
Derivative liabilities	(7)	(513)	(455)	(975)
Total financial investments, net of derivative liabilities	19,341	47,762	3,323	70,426
Percentage of total (%)	27%	68%	5%	100%

Group total analysis, including other financial liabilities held at fair value from continuing operations
Loans	—	—	2,799	2,799
Equity securities and portfolio holdings in unit trusts	181,360	2,140	170	183,670
Debt securities	48,530	51,139	6	99,675
Other investments (including derivative assets)	149	1,069	962	2,180
Derivative liabilities	(52)	(530)	(455)	(1,037)
Total financial investments, net of derivative liabilities	229,987	53,818	3,482	287,287
Investment contract liabilities without discretionary participation features held at fair value	—	(666)	—	(666)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(3,482)	—	—	(3,482)
Other financial liabilities held at fair value	—	(5)	(3,081)	(3,086)
Total financial instruments at fair value	226,505	53,147	401	280,053
Percentage of total (%)	81%	19%	0%	100%

	31 Dec 2018 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
Analysis of financial investments, net of derivative	in active	observable	unobservable
liabilities by business type	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	1,703	1,703
Equity securities and portfolio holdings in unit trusts	52,320	5,447	488	58,255
Debt securities	31,210	48,981	811	81,002
Other investments (including derivative assets)	143	3,263	4,325	7,731
Derivative liabilities	(85)	(1,231)	—	(1,316)
Total financial investments, net of derivative liabilities	83,588	56,460	7,327	147,375
Percentage of total (%)	57%	38%	5%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	152,987	505	9	153,501
Debt securities	4,766	9,727	—	14,493
Other investments (including derivative assets)	6	3	6	15
Derivative liabilities	(2)	(3)	—	(5)
Total financial investments, net of derivative liabilities	157,757	10,232	15	168,004
Percentage of total (%)	94%	6%	0%	100%
Non-linked shareholder-backed
Loans	—	—	3,050	3,050
Equity securities and portfolio holdings in unit trusts	2,957	2	18	2,977
Debt securities	17,687	61,803	371	79,861
Other investments (including derivative assets)	61	1,258	941	2,260
Derivative liabilities	(2)	(1,760)	(423)	(2,185)
Total financial investments, net of derivative liabilities	20,703	61,303	3,957	85,963
Percentage of total (%)	24%	71%	5%	100%

Group total analysis, including other financial liabilities held at fair value
Loans	—	—	4,753	4,753
Equity securities and portfolio holdings in unit trusts	208,264	5,954	515	214,733
Debt securities	53,663	120,511	1,182	175,356
Other investments (including derivative assets)	210	4,524	5,272	10,006
Derivative liabilities	(89)	(2,994)	(423)	(3,506)
Total financial investments, net of derivative liabilities	262,048	127,995	11,299	401,342
Investment contract liabilities without discretionary participation features held at fair value	—	(16,054)	—	(16,054)
Borrowings attributable to with-profits businesses	—	—	(1,606)	(1,606)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(6,852)	(3,811)	(988)	(11,651)
Other financial liabilities held at fair value	—	(2)	(3,404)	(3,406)
Total financial instruments at fair value	255,196	108,128	5,301	368,625
Percentage of total (%)	70%	29%	1%	100%

Analysed as:
Total from continuing operations
With-profits	39,191	3,928	159	43,278
Unit-linked and variable annuity separate account	143,556	(64)	—	143,492
Non-linked shareholder-backed	16,549	43,948	266	60,763
	199,296	47,812	425	247,533
Percentage of total continuing operations (%)	81%	19%	0%	100%

Total from discontinued UK and Europe operations*	55,900	60,316	4,876	121,092
Percentage of total discontinued operations (%)	46%	50%	4%	100%
*	Classified as discontinued operations at 30 June 2019 (as described in note A2).

Fair value of instruments not measured at fair value
Discontinued UK and Europe operations held for distribution
Schedule of fair value of assets and liabilities

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value, excluding those held for distribution. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost, which approximates fair value.

	2019 £m		2018 £m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	9,714	10,010	13,257	13,666
Liabilities
Investment contract liabilities without discretionary participation features	(3,132)	(3,140)	(3,168)	(3,157)
Core structural borrowings of shareholder-financed businesses	(7,441)	(8,052)	(7,664)	(7,847)
Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses	(1,435)	(1,435)	(998)	(998)
Borrowings (excluding lease liabilities) attributable to the with-profits funds	(25)	(24)	(2,334)	(2,103)
Obligations under funding, securities lending and sale and repurchase agreements	(6,756)	(6,890)	(6,989)	(7,008)
Total financial instruments carried at amortised cost	(9,075)	(9,531)	(7,896)	(7,447)

Analysed as:
Total from continuing operations			(7,848)	(8,040)
Total from discontinued UK and Europe operations*			(48)	593
			(7,896)	(7,447)

*	Classified as discontinued operations at 30 June 2019 (as described in note A2).

Loans
Discontinued UK and Europe operations held for distribution
Schedule of amounts included in the statement of financial position

	30 Jun 2019 £m				31 Dec 2018 £m
	Mortgage loans	Policy loans	Other loans	Total	Mortgage loans	Policy loans	Other loans	Total
	note (i)	note (ii)			note (i)	note (ii)
Asia
With-profits	—	783	63	846	—	727	65	792
Non-linked shareholder-backed	140	233	15	388	156	226	203	585
US
Non-linked shareholder-backed	7,587	3,686	—	11,273	7,385	3,681	—	11,066
Other operations	—	—	6	6	—	—	—	—
Total continuing operations	7,727	4,702	84	12,513	7,541	4,634	268	12,443
Total discontinued UK and Europe operationsnote (iii)					4,116	3	1,448	5,567
Total loans securities					11,657	4,637	1,716	18,010

Notes

(i)	All mortgage loans are secured by properties.
(ii)

In the US, £2,799 million of policy loans held at 30 June 2019 (31 December 2018: £2,783 million) are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.

(iii)	The amounts held by the UK and Europe operations were transferred to assets held for distribution at 30 June 2019 (see note D2.2).

Debt securities
Discontinued UK and Europe operations held for distribution
Schedule of securities analysed according to external credit ratings

	30 Jun 2019 £m
						Other
				BBB+		(including
	AAA	AA+ to AA-	A+ to A-	to BBB-	Below BBB-	NAIC rated)	Total
Asia
With-profits	3,131	14,977	4,688	4,621	2,016	2,630	32,063
Unit-linked	405	196	458	1,502	378	664	3,603
Non-linked shareholder-backed	1,072	4,155	4,458	3,287	2,493	1,371	16,836
Asset management	12	—	37	—	—	—	49
US
Non-linked shareholder-backed	1,189	7,984	11,527	15,068	1,579	7,917	45,264
Other operations	510	1,144	129	20	50	7	1,860
Total debt securities	6,319	28,456	21,297	24,498	6,516	12,589	99,675

	31 Dec 2018 £m
						Other
				BBB+		(including
	AAA	AA+ to AA-	A+ to A-	to BBB-	Below BBB-	NAIC rated)	Total
Asia
With-profits	2,873	12,379	4,142	3,760	1,747	2,303	27,204
Unit-linked	817	100	492	1,431	426	715	3,981
Non-linked shareholder-backed	1,034	3,552	3,717	2,934	2,202	1,144	14,583
Asset management	11	—	60	—	—	—	71
US
Non-linked shareholder-backed	678	7,383	10,286	14,657	1,429	7,161	41,594
Other operations	619	1,089	151	41	49	18	1,967
Total continuing operations	6,032	24,503	18,848	22,823	5,853	11,341	89,400
Total discontinued UK and Europe operations*	10,938	18,204	18,645	19,728	3,444	14,997	85,956
Total debt securities	16,970	42,707	37,493	42,551	9,297	26,338	175,356

*	Classified as discontinued operations at 30 June 2019 (as described in note A2).

Schedule of securities with credit ratings classified as "Other"

	2019 £m	2018 £m
Asia	30 Jun	31 Dec
Government bonds	37	36
Corporate bonds - rated as investment grade by local external ratings agencies	1,215	978
Other	119	130
Total Asia non-linked shareholder-backed other debt securities	1,371	1,144

	2019 £m			2018 £m
	Mortgage
	-backed	Other
US	securities	securities	30 Jun	31 Dec
Implicit ratings of other US debt securities based on NAIC* valuations (see below)
NAIC 1	2,184	3,337	5,521	5,006
NAIC 2	—	2,357	2,357	2,118
NAIC 3-6	3	36	39	37
Total US other debt securities†	2,187	5,730	7,917	7,161

*        The Securities Valuation Office of the NAIC classifies debt securities into six quality categories ranging from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated as Classes 1 to 5 and securities in or near default are designated Class 6.

†Mortgage-backed securities totalling £2,003 million at 30 June 2019 have credit ratings issued by Standard & Poor’s of BBB- or above and hence are designated as investment grade. Other securities totalling £5,694 million at 30 June 2019 with NAIC ratings 1 or 2 are also designated as investment grade.

Sovereign debt
Discontinued UK and Europe operations held for distribution
Schedule of amounts included in the statement of financial position

	30 Jun 2019 £m		31 Dec 2018 £m
	Shareholder-	With-	Shareholder-	With-
	backed	profits	backed	profits
	business	funds	business	funds
Total Eurozone	—	—	378	440
United Kingdom	988	—	3,226	3,013
United States*	6,410	12,925	5,647	11,858
Indonesia	295	—	282	—
Singapore	132	1,719	164	1,658
Thailand	1,106	—	921	—
Vietnam	1,186	—	1,871	—
Other Asia	1,925	944	1,779	866
Other	98	25	125	221
Total	12,140	15,613	14,393	18,056
Analysed as:
Total from continuing operations			11,658	13,144
Total from discontinued UK and Europe operations†			2,735	4,912
			14,393	18,056

*   The exposure to the United States sovereign debt comprises holdings of the US and Asia insurance operations.

†  Classified as discontinued operations at 30 June 2019 (as described in note A2).

Bank debt securities
Discontinued UK and Europe operations held for distribution
Schedule of amounts included in the statement of financial position

	30 Jun 2019 £m					2018 £m
	Senior debt	Subordinated debt				31 Dec
Shareholder-backed business	Total	Tier 1	Tier 2	Total	Group total	Group total
Spain	70	—	—	—	70	106
France	142	—	9	9	151	156
Germany	30	—	12	12	42	125
Netherlands	56	—	3	3	59	73
Other Eurozone	—	—	—	—	—	17
Total Eurozone	298	—	24	24	322	477
United Kingdom	598	8	95	103	701	1,346
United States	2,354	1	31	32	2,386	2,667
Asia	248	114	312	426	674	592
Other	470	—	75	75	545	645
Total	3,968	123	537	660	4,628	5,727

Analysed as:
Total from continuing operations						4,640
Total from discontinued UK and Europe operations*						1,087
						5,727

With-profits funds
Italy	—	—	—	—	—	38
Spain	2	—	—	—	2	17
France	7	—	27	27	34	352
Germany	—	—	47	47	47	229
Netherlands	8	—	10	10	18	266
Other Eurozone	—	—	—	—	—	74
Total Eurozone	17	—	84	84	101	976
United Kingdom	31	2	82	84	115	2,194
United States	16	1	3	4	20	2,730
Asia	279	363	299	662	941	1,015
Other	59	—	142	142	201	1,810
Total	402	366	610	976	1,378	8,725

Analysed as:
Total from continuing operations						1,287
Total from discontinued UK and Europe operations*						7,438
						8,725

*  Classified as discontinued operations at 30 June 2019 (as described in note A2).

UK & Europe Operations (M&G Prudential)
Discontinued UK and Europe operations held for distribution
Schedule of results for discontinued operations in consolidated financial statements

The results for the discontinued operations presented in the consolidated financial statements are analysed below:

D2.1Profit and loss for the period

	2019 £m	2018 £m
	Half year	Half year
Gross premiums earned	5,907	6,555
Outward reinsurance premiums	(487)	(12,598)
Earned premiums, net of reinsurance	5,420	(6,043)
Investment return	13,072	53
Other income	643	890
Total revenue, net of reinsurance	19,135	(5,100)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(16,361)	6,421
Fair value loss on debt extinguishmentnote (a)	(169)	—
Acquisition costs and other expenditure	(1,391)	(1,250)
Total charges, net of reinsurance	(17,921)	5,171
Share of profits from joint ventures and associates, net of related tax	33	20
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)note (b)	1,247	91
Less tax charge attributable to policyholders’ returns	(430)	10
Profit before tax attributable to shareholders	817	101
Total tax charge attributable to policyholders and shareholders	(602)	(8)
Adjustment to remove tax charge attributable to policyholders’ returns	430	(10)
Tax charge attributable to shareholders’ returns	(172)	(18)
Profit for the period	645	83

Notes

(a)As described in note C6.1(vi), during the first half of 2019, the Group agreed to change the terms of certain debt holdings to enable M&GPrudential to be substituted as the issuer of the instruments (in the place of Prudential plc). In return, the Group agreed to pay an initial fee of £141 million and increase the coupon on the debt. In accordance with IAS 39, this transaction has been accounted for as an extinguishment  of  old debt and issuance of new debt. The change in fair value of debt, driven by the higher coupon, will be borne by M&GPrudential post the proposed demerger and hence it has been included in discontinued profit or loss. The consent cost has been borne by Prudential plc and has been included in continuing operations.

(b)This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.

Other comprehensive income

The other comprehensive income included in the consolidated statement of comprehensive income in respect of the discontinued UK and Europe operations is as follows:

	2019 £m	2018 £m
	Half year	Half year
Other comprehensive income (loss) from continuing operations:
Exchange movements arising during the period	2	(3)
Items that will not be reclassified to profit or loss
Shareholders' share of actuarial gains and (losses) on defined benefit pension schemes:
Net actuarial (losses) gains on defined benefit pension schemes	(177)	104
Related tax	30	(18)
	(147)	86
Deduct amount attributable to UK with-profit funds transferred to unallocated surplus of with-profit funds, net of related tax	149	(21)
	2	65
Other comprehensive income for the period, net of related tax	4	62

Schedule of segment statement of financial position by business type

	2019 £m							2018‡ £m
		Other funds and subsidiaries
			Annuity		Asset
	With-	Unit-	and	Total	manage-	Elimina-	30 Jun	31 Dec
By operating segment	profits†	linked	other	insurance	ment	tions	Total	Total
Assets
Goodwillnote (a)	202	—	—	202	1,153	—	1,355	1,359
Deferred acquisition costs and other intangible assets	47	—	110	157	17	—	174	195
Property, plant and equipmentnote (b)	997	—	66	1,063	370	—	1,433	1,031
Reinsurers' share of insurance contract liabilities	1,136	119	1,435	2,690	—	—	2,690	2,812
Deferred tax assets	58	—	43	101	17	—	118	126
Current tax recoverable	215	—	57	272	7	—	279	244
Accrued investment income	1,056	89	290	1,435	10	—	1,445	1,511
Other debtors	2,105	773	226	3,104	476	(151)	3,429	4,189
Investment properties	16,406	580	1,648	18,634	—	—	18,634	17,914
Investment in joint ventures and associates accounted for using the equity method	566	—	—	566	39	—	605	742
Loansnote (e)	3,756	—	1,779	5,535	—	—	5,535	5,567
Equity securities and portfolio holdings in unit trusts	45,743	13,678	16	59,437	216	—	59,653	53,810
Debt securitiesnote (d)	54,796	8,727	21,614	85,137	37	—	85,174	85,956
Derivative assets	2,354	2	527	2,883	—	—	2,883	2,513
Other investments	6,105	9	1	6,115	18	—	6,133	5,585
Deposits	13,422	1,235	2,135	16,792	—	—	16,792	10,320
Assets held for sale	6	—	10,164	10,170	—	—	10,170	10,578
Cash and cash equivalents	3,311	169	792	4,272	352	—	4,624	4,749
Total assets	152,281	25,381	40,903	218,565	2,712	(151)	221,126	209,201

Total equity	—	—	6,287	6,287	1,993	—	8,280	8,700
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)note (f)	118,148	21,172	20,284	159,604	—	—	159,604	151,555
Unallocated surplus of with-profits fundsnote (f)	15,116	—	—	15,116	—	—	15,116	13,334
Operational borrowings attributable to shareholder-financed operationsnote (b)	—	4	156	160	296	—	456	106
Borrowings attributable to with-profits businesses	3,580	—	—	3,580	—	—	3,580	3,921
Obligations under funding, securities lending and sale and repurchase agreements	846	—	208	1,054	—	—	1,054	1,224
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	4,827	3,659	7	8,493	19	—	8,512	9,013
Deferred tax liabilities	995	—	163	1,158	29	—	1,187	1,061
Current tax liabilities	293	36	32	361	34	—	395	326
Accruals, deferred income and other liabilities	6,988	498	2,031	9,517	151	(151)	9,517	6,442
Provisionsnote (h)	21	—	373	394	190	—	584	743
Derivative liabilities	1,467	12	1,198	2,677	—	—	2,677	2,208
Liabilities held for sale	—	—	10,164	10,164	—	—	10,164	10,568
Total liabilities	152,281	25,381	34,616	212,278	719	(151)	212,846	200,501
Total equity and liabilities	152,281	25,381	40,903	218,565	2,712	(151)	221,126	209,201

*

The statement of financial position as shown above reflects the segmental position of the discontinued UK and Europe operations and is therefore presented before the elimination of intragroup balances with continuing operations.

†Includes the Scottish Amicable Insurance Fund which, at 30 June 2019, has total assets and liabilities of £4,887 million (31 December 2018: £4,844 million). The PAC with-profits sub-fund (WPSF) mainly contains with-profits business but it also contains some non-profit business (unit-linked, term assurances and annuities). The PAC with-profits fund includes £9.6 billion (31 December 2018: £9.5 billion) of non-profits annuities liabilities.

‡The 2018 comparatives assets and liabilities have not been re-presented to be classified as held for distribution on the Group’s statement of financial position (as described in note A2).

Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

		Shareholder-backed funds and
		subsidiaries
			Annuity	Total
			and other	discontinued
	With-profits	Unit-linked	long-term	UK and Europe
Half year 2019 movements £m	sub-fund‡	liabilities	business	opertions
At 1 January 2019	124,129	20,717	20,043	164,889
Comprising:
- Policyholder liabilities	110,795	20,717	20,043	151,555
- Unallocated surplus of with-profits funds	13,334	—	—	13,334

Premiums	5,668	447	151	6,266
Surrenders	(2,462)	(1,548)	(25)	(4,035)
Maturities/deaths	(2,309)	(224)	(617)	(3,150)
Net flows	897	(1,325)	(491)	(919)
Shareholders' transfers post tax	(130)	—	—	(130)
Switches	(57)	57	—	—
Investment-related items and other movements	8,431	1,669	732	10,832
Foreign exchange translation differences	(6)	54	—	48
At 30 June 2019	133,264	21,172	20,284	174,720
Comprising:
- Policyholder liabilities	118,148	21,172	20,284	159,604
- Unallocated surplus of with-profits funds	15,116	—	—	15,116

Half year 2018 movements £m
At 1 January 2018	124,699	23,145	33,222	181,066
Comprising:
- Policyholder liabilities	111,222	23,145	33,222	167,589
- Unallocated surplus of with-profits funds	13,477	—	—	13,477
Reclassification of reinsured UK annuity contracts as held for sale*	—	—	(12,002)	(12,002)

Premiums	6,283	516	165	6,964
Surrenders	(2,246)	(1,163)	(37)	(3,446)
Maturities/deaths	(2,205)	(313)	(981)	(3,499)
Net flows	1,832	(960)	(853)	19
Shareholders' transfers post tax	(127)	—	—	(127)
Switches	(89)	89	—	—
Investment-related items and other movements	(476)	(76)	(249)	(801)
Foreign exchange translation differences	17	—	—	17
At 30 June 2018	125,856	22,198	20,118	168,172
Comprising:
- Policyholder liabilities	112,339	22,198	20,118	154,655
- Unallocated surplus of with-profits funds	13,517	—	—	13,517
Average policyholder liability balances†
Half year 2019	114,472	20,945	20,163	155,580
Half year 2018	111,781	22,671	26,670	161,122

*The reclassification of the reinsured UK annuity business as held for sale reflects the value of policyholder liabilities held at 1 January 2018. Movements in items covered by the reinsurance contract prior to the 14 March inception date are included within net flows.

†Averages have been based on opening and closing balances and adjusted for any acquisitions, disposals and corporate transactions arising in the period and exclude unallocated surplus of with-profits funds.

‡Includes the Scottish Amicable Insurance Fund.

Schedule of cash flows
	2019 £m	2018 £m
	Half year	Half year
Cash flows from operating activities	404	(1,711)
Cash flows from investing activities	(172)	(224)
Cash flows from financing activities*	(356)	(445)
Total cash flows in the period	(124)	(2,380)
Cash and cash equivalents at beginning of period	4,749	5,808
Effect of exchange rate changes on cash and cash equivalents	(1)	(8)
Cash and cash equivalents at end of period	4,624	3,420

*The cash flows from financing activities comprise net cash remittances to Group of £356 million at half year 2019 (half year 2018: £341 million) and in half year 2018 £104 million relating to the redemption of the subordinated guaranteed bond which was held within the with-profits business of the discontinued operations

UK & Europe Operations (M&G Prudential) | At fair value
Discontinued UK and Europe operations held for distribution
Schedule of fair value of assets and liabilities

The table below shows the assets and liabilities carried at fair value as at each period end indicated, analysed by level of the IFRS 13, ‘Fair Value Measurement’, defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

	30 Jun 2019 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
Analysis of financial investments, net of derivative liabilities	in active	observable	unobservable
by business type	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	1,637	1,637
Equity securities and portfolio holdings in unit trusts	41,593	3,758	392	45,743
Debt securities	7,534	46,410	852	54,796
Other investments (including derivative assets)	66	3,282	5,111	8,459
Derivative liabilities	(60)	(1,400)	(7)	(1,467)
Total financial investments, net of derivative liabilities	49,133	52,050	7,985	109,168
Percentage of total (%)	45%	48%	7%	100%
Unit-linked
Equity securities and portfolio holdings in unit trusts	12,728	939	11	13,678
Debt securities	1,818	6,909	—	8,727
Other investments (including derivative assets)	4	—	7	11
Derivative liabilities	(4)	(8)	—	(12)
Total financial investments, net of derivative liabilities	14,546	7,840	18	22,404
Percentage of total (%)	65%	35%	0%	100%
Shareholder-backed annuities and other
Loans	—	—	303	303
Equity securities and portfolio holdings in unit trusts	232	—	—	232
Debt securities	3,560	17,754	337	21,651
Other investments (including derivative assets)	—	527	19	546
Derivative liabilities	(1)	(1,197)	—	(1,198)
Total financial investments, net of derivative liabilities	3,791	17,084	659	21,534
Percentage of total (%)	18%	79%	3%	100%
UK and Europe total analysis, including other financial liabilities held at fair value
Loans	—	—	1,940	1,940
Equity securities and portfolio holdings in unit trusts	54,553	4,697	403	59,653
Debt securities	12,912	71,073	1,189	85,174
Other investments (including derivative assets)	70	3,809	5,137	9,016
Derivative liabilities	(65)	(2,605)	(7)	(2,677)
Total financial investments, net of derivative liabilities	67,470	76,974	8,662	153,106
Investment contract liabilities without discretionary participation features held at fair value	—	(15,695)	—	(15,695)
Borrowings attributable to with-profits businesses	—	—	(1,504)	(1,504)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(6,784)	(744)	(984)	(8,512)
Other financial liabilities held at fair value	—	—	(379)	(379)
Total financial instruments at fair value	60,686	60,535	5,795	127,016
Percentage of total (%)	47%	48%	5%	100%

	31 Dec 2018 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted	significant	significant
Analysis of financial investments, net of derivative liabilities	in active	observable	unobservable
by business type	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	1,703	1,703
Equity securities and portfolio holdings in unit trusts	37,027	3,728	335	41,090
Debt securities	8,374	44,619	805	53,798
Other investments (including derivative assets)	56	3,149	4,325	7,530
Derivative liabilities	(64)	(1,201)	—	(1,265)
Total financial investments, net of derivative liabilities	45,393	50,295	7,168	102,856
Percentage of total (%)	44%	49%	7%	100%
Unit-linked
Equity securities and portfolio holdings in unit trusts	12,150	318	9	12,477
Debt securities	1,750	8,762	—	10,512
Other investments (including derivative assets)	4	1	6	11
Derivative liabilities	(1)	(2)	—	(3)
Total financial investments, net of derivative liabilities	13,903	9,079	15	22,997
Percentage of total (%)	60%	40%	0%	100%
Shareholder-backed annuities and other
Loans	—	—	267	267
Equity securities and portfolio holdings in unit trusts	242	—	1	243
Debt securities	3,804	17,470	372	21,646
Other investments (including derivative assets)	1	554	2	557
Derivative liabilities	—	(940)	—	(940)
Total financial investments, net of derivative liabilities	4,047	17,084	642	21,773
Percentage of total (%)	19%	78%	3%	100%
UK and Europe total analysis, including other financial liabilities held at fair value
Loans	—	—	1,970	1,970
Equity securities and portfolio holdings in unit trusts	49,419	4,046	345	53,810
Debt securities	13,928	70,851	1,177	85,956
Other investments (including derivative assets)	61	3,704	4,333	8,098
Derivative liabilities	(65)	(2,143)	—	(2,208)
Total financial investments, net of derivative liabilities	63,343	76,458	7,825	147,626
Investment contract liabilities without discretionary participation features held at fair value	—	(15,560)	—	(15,560)
Borrowings attributable to with-profits businesses	—	—	(1,606)	(1,606)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(7,443)	(582)	(988)	(9,013)
Other financial liabilities held at fair value	—	—	(355)	(355)
Total financial instruments at fair value	55,900	60,316	4,876	121,092
Percentage of total (%)	46%	50%	4%	100%

UK & Europe Operations (M&G Prudential) | Fair value of instruments not measured at fair value
Discontinued UK and Europe operations held for distribution
Schedule of fair value of assets and liabilities

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost, which approximates fair value.

	2019 £m		2018 £m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	3,595	4,149	3,597	4,008
Liabilities
Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses	(114)	(114)	(106)	(106)
Borrowings (excluding lease liabilities) attributable to the with-profits funds	(2,038)	(2,038)	(2,315)	(2,085)
Obligations under funding, securities lending and sale and repurchase agreements	(1,054)	(1,054)	(1,224)	(1,224)
Total financial instruments carried at amortised cost	389	943	(48)	593

UK & Europe Operations (M&G Prudential) | Loans
Discontinued UK and Europe operations held for distribution
Schedule of amounts included in the statement of financial position

	30 Jun 2019 £m				31 Dec 2018 £m
	Mortgage	Policy	Other		Mortgage	Policy	Other
	loans*	loans	loans†	Total	loans*	loans	loans†	Total
With-profits	2,260	3	1,493	3,756	2,461	3	1,389	3,853
Non-linked shareholder-backed	1,711	—	68	1,779	1,655	—	59	1,714
Total loans securities	3,971	3	1,561	5,535	4,116	3	1,448	5,567

*All mortgage loans are secured by properties.

†Other loans held in the UK with-profits funds are commercial loans and comprise mainly syndicated loans.

UK & Europe Operations (M&G Prudential) | Debt securities
Discontinued UK and Europe operations held for distribution
Schedule of securities analysed according to external credit ratings

	30 Jun 2019 £m
				BBB+
	AAA	AA+ to AA-	A+ to A-	to BBB-	Below BBB-	Other*	Total
With-profits	5,401	8,488	13,446	15,641	2,824	8,996	54,796
Unit-linked	578	2,025	1,959	2,450	934	781	8,727
Non-linked shareholder-backed	2,791	6,115	4,615	1,655	211	6,264	21,651
Total debt securities	8,770	16,628	20,020	19,746	3,969	16,041	85,174

	31 Dec 2018 £m
				BBB+ to
	AAA	AA+ to AA-	A+ to A-	BBB-	Below BBB-	Other*	Total
With-profits	6,890	9,332	11,779	14,712	2,891	8,194	53,798
Unit-linked	1,041	2,459	2,215	3,501	395	901	10,512
Non-linked shareholder-backed	3,007	6,413	4,651	1,515	158	5,902	21,646
Total debt securities	10,938	18,204	18,645	19,728	3,444	14,997	85,956

Schedule of securities with credit ratings classified as "Other"

	2019 £m	2018 £m
	30 Jun	31 Dec
AAA to A-	8,630	8,150
BBB to B-	2,947	3,034
Below B- or unrated	4,464	3,813
Total UK and Europe	16,041	14,997

UK & Europe Operations (M&G Prudential) | Sovereign debt
Discontinued UK and Europe operations held for distribution
Schedule of amounts included in the statement of financial position

	30 Jun 2019 £m		31 Dec 2018 £m
		With-		With-
	Shareholder-backed	profits	Shareholder-backed	profits
	business	funds	business	funds
Italy	—	59	—	57
Spain	49	19	36	18
France	23	—	—	50
Germany*	240	324	239	281
Other Eurozone	100	33	103	34
Total Eurozone	412	435	378	440
United Kingdom	2,235	2,636	2,300	3,013
United States	—	632	—	1,261
Other	60	208	57	198
Total	2,707	3,911	2,735	4,912

*    Including bonds guaranteed by the federal government.

UK & Europe Operations (M&G Prudential) | Bank debt securities
Discontinued UK and Europe operations held for distribution
Schedule of amounts included in the statement of financial position

	30 Jun 2019 £m							2018 £m
	Senior debt			Subordinated debt				31 Dec
Shareholder-backed business	Covered	Senior	Total	Tier 1	Tier 2	Total	Group total	Group total
Italy	—	—	—	—	—	—	—	—
Spain	—	—	—	—	—	—	—	—
France	21	36	57	—	—	—	57	20
Germany	—	—	—	—	90	90	90	83
Netherlands	—	37	37	—	—	—	37	17
Other Eurozone	—	—	—	—	—	—	—	—
Total Eurozone	21	73	94	—	90	90	184	120
United Kingdom	450	243	693	—	67	67	760	674
United States	—	252	252	—	29	29	281	253
Asia	—	—	—	—	—	—	—	—
Other	—	—	—	—	36	36	36	40
Total	471	568	1,039	—	222	222	1,261	1,087

With-profits funds
Italy	—	39	39	—	—	—	39	38
Spain	—	26	26	—	—	—	26	17
France	6	363	369	—	74	74	443	348
Germany	116	63	179	—	8	8	187	185
Netherlands	—	288	288	—	—	—	288	249
Other Eurozone	—	86	86	—	—	—	86	74
Total Eurozone	122	865	987	—	82	82	1,069	911
United Kingdom	877	873	1,750	52	322	374	2,124	2,096
United States	—	2,771	2,771	16	335	351	3,122	2,709
Asia	—	127	127	—	—	—	127	106
Other	506	998	1,504	15	35	50	1,554	1,616
Total	1,505	5,634	7,139	83	774	857	7,996	7,438